Accounts receivable - Summary of Activity Related to Allowance for Doubtful Accounts (Details) - Allowance for doubtful accounts - Loans to consumers [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Credit risk
Balance, beginning of year	$ 2	$ 1
Additions	6	1
Balance, end of year	$ 8	$ 2